Retirement Plans And Postretirement Benefits	3 Months Ended
Mar. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Retirement Plans and Postretirement Benefits
Retirement Plans
On February 26, 1991, we formed our own retirement plan covering substantially all our U.S. employees. Under our plan, covered employees earned benefit payments based primarily on their service credits and wages subsequent to February 26, 1991.
Prior to that date, substantially all our U.S. employees were participants in the U.S. retirement plan of Union Carbide Corporation (“Union Carbide”). While service credit was frozen, covered employees continued to earn benefits under the Union Carbide plan based on their final average wages through February 26, 1991, adjusted for salary increases (not to exceed six percent per annum) through January 26, 1995, the date Union Carbide ceased to own a minimum 50% of the equity of GTI. The Union Carbide plan is responsible for paying retirement and death benefits earned as of February 26, 1991.
Effective January 1, 2002, we established a defined contribution plan for U.S. employees. Certain employees had the option to remain in our defined benefit plan for an additional period of up to five years. Employees not covered by this option had their benefits under our defined benefit plan frozen as of December 31, 2001, and began participating in the defined contribution plan.
Effective March 31, 2003, we curtailed our qualified benefit plan and the benefits were frozen as of that date for the U.S. employees who had the option to remain in our defined benefit plan. We also closed our non-qualified U.S. defined benefit plan for the participating salaried workforce. The employees began participating in the defined contribution plan as of April 1, 2003.
We make quarterly contributions equal to 1% of each employee’s total eligible pay. The expense recorded for contributions to this plan was $0.5 million in 2010, $0.8 million in 2011 and $1.0 million in 2012. All such contributions were made using company stock.
Pension coverage for employees of foreign subsidiaries is provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are systematically provided for by depositing funds with trustees, under insurance policies or by book reserves.
The components of our consolidated net pension costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$400	$257	$525	$343	$610	$1,095
Interest cost	7,114	2,668	6,759	2,501	6,114	2,532
Expected return on assets	(6,385)	(2,166)	(6,688)	(2,225)	(6,520)	(2,299)
Amortization of prior service cost	—	53	—	26	—	24
Settlement loss	—	49	—	—	—	—
Mark-to-market loss	5,304	4,107	19,775	1,190	6,572	1,662
	$6,433	$4,968	$20,371	$1,835	$6,776	$3,014

The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$(53)	$—	$(26)	$—	$(24)
Effect of exchange rates	—	(28)	—	(8)	—	3
Total recognized in other comprehensive loss	$—	$(81)	$—	$(34)	$—	$(21)
Total recognized in pension costs and other comprehensive loss	$6,433	$4,887	$20,371	$1,801	$6,776	$2,993

The reconciliation of the beginning and ending balances of our pension plans’ benefit obligations, fair value of assets, and funded status at December 31, 2011 and 2012 are:

	At December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$134,691	$54,875	$144,809	$73,217
Service cost	525	343	610	1,095
Interest cost	6,759	2,501	6,114	2,532
Participant contributions	—	124	—	347
Foreign currency exchange changes	—	(598)	—	3,153
Actuarial loss	11,871	18,940	8,695	2,995
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Net benefit obligation at end of year	$144,809	$73,217	$151,469	$80,311
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$85,896	$48,774	$80,935	$65,960
Actual return on plan assets	(1,215)	13,398	8,643	3,668
Foreign currency exchange rate changes	—	(448)	—	2,919
Employer contributions	5,291	542	10,500	1,884
Participant contributions	—	124	—	347
Actuarial loss	—	6,538	—	—
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Fair value of plan assets at end of year	$80,935	$65,960	$91,319	$71,750
Funded status (underfunded):	$(63,874)	$(7,257)	$(60,150)	$(8,561)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$(287)	$—	$(266)
Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(558)	(208)	(557)	(260)
Non-current liabilities	(63,316)	(7,048)	(59,593)	(8,301)
Net amount recognized	$(63,874)	$(7,256)	$(60,150)	$(8,561)

The accumulated benefit obligation for all defined benefit pension plans was $218.0 million and $230.1 million at December 31, 2011 and 2012, respectively.

Plan Assets
The accounting guidance on fair value measurements specifies a hierarchy based on the observability of inputs used in valuation techniques (Level 1, 2 and 3). See Note 7, “Fair Value Measurements and Derivative Instruments,” for a discussion of the fair value hierarchy.
The following describes the methods and significant assumptions used to estimate the fair value of the investments:
Cash and cash equivalents – Valued at cost. Cash equivalents are valued at net asset value as provided by the administrator of the fund.
Foreign government bonds – Valued by the trustees using various pricing services of financial institutions.
Debt securities – Valued by the trustee at year-end using various pricing services of financial institutions, including Interactive Data Corporation, Standard & Poor’s and Telekurs.
Equity securities – Valued at the closing price reported on the active market on which the security is traded.
Fixed insurance contract – Valued at the present value of the guaranteed payment streams.
Investment contracts – Valued at the total cost of annuity contracts purchased, adjusted for market differences from the date of purchase to year-end.
Collective trusts – Valued at the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding.

The fair value of the plan assets by category is summarized below (dollars in thousands):

	December 31, 2011				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$1,001	—	—	$1,001	$1,516	—	—	$1,516
Collective trusts	—	79,934	—	79,934	—	$89,803	—	89,803
Total	$1,001	79,934	—	$80,935	$1,516	$89,803	—	$91,319
International Plan Assets
Cash and cash equivalents	$96	—	—	$96	$248	—	—	$248
Foreign government bonds	—	$1,022	—	1,022	—	1,107	—	1,107
Investment contracts	—	—	$56,114	56,114	—	—	$60,344	60,344
Fixed insurance contracts	—	—	8,728	8,728	—	—	10,051	10,051
Total	$96	$1,022	$64,842	$65,960	$248	$1,107	$70,395	$71,750

The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2011 and 2012 (dollars in thousands):

	Investment Contracts	Fixed Insurance Contracts
Balance at January 1, 2011	$45,094	$1,743
Gain / contributions / currency impact	13,110	6,985
Distributions	(2,090)	—
Balance at December 31, 2011	56,114	8,728
Gain / contributions / currency impact	7,118	1,323
Distributions	(2,888)	—
Balance at December 31, 2012	$60,344	$10,051

We annually re-evaluate assumptions and estimates used in projecting pension assets, liabilities and expenses. These assumptions and estimates may affect the carrying value of pension assets, liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net pension costs and projected benefit obligations are:

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.06%	3.58%
Rate of compensation increase	2.44%	2.44%

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	4.98%	4.06%
Expected return on plan assets	6.74%	5.95%
Rate of compensation increase	3.02%	2.44%

We adjust our discount rate annually in relation to the rate at which the benefits could be effectively settled. Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan’s liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA rated corporate bonds.
The expected return on assets assumption represents our best estimate of the long-term return on plan assets and generally was estimated by computing a weighted average return of the underlying long-term expected returns on the different asset classes, based on the target asset allocations. The expected return on assets assumption is a long-term assumption that is expected to remain the same from one year to the next unless there is a significant change in the target asset allocation, the fees and expenses paid by the plan or market conditions. However, we have adjusted this estimate downward as a result of the recent decline in global market conditions.
The rate of compensation increase assumption is generally based on salary increases.
Plan Assets. The following table presents our retirement plan weighted average asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	21%	—%
Fixed income, debt securities, or cash	79%	100%
Total	100%	100%

Investment Policy and Strategy. The investment policy and strategy of the U.S. plan is to invest approximately 20% in equities and approximately 80% in fixed income securities. The plan can be invested up to 100% in equities, including shares of our common stock. Rebalancing is undertaken monthly. To the extent we maintain plans in other countries, target asset allocation is 100% fixed income investments. For each plan, the investment policy is set within both asset return and local statutory requirements.
The following table presents our retirement plan weighted average target asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	20%	—%
Fixed Income	80%	100%
Total	100%	100%

Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Accumulated benefit obligation	$144,809	$72,075	$151,469	$78,595
Fair value of plan assets	80,935	64,938	91,319	71,750

Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Projected benefit obligation	$144,809	$73,217	$151,469	$80,311
Fair value of plan assets	80,935	65,960	91,319	71,750

Following is our projected future pension plan cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$6,298	$3,453
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	9,399	3,725
2014	9,343	4,211
2015	9,282	3,767
2016	9,294	4,248
2017	9,361	4,225
2018-2022	47,085	22,071

Postretirement Benefit Plans
We provide life insurance benefits for eligible retired employees. These benefits are provided through various insurance companies. We accrue the estimated net postretirement benefit costs during the employees’ credited service periods.
In July 2002, we amended our U.S. postretirement medical coverage. In 2003 and 2004, we discontinued the Medicare Supplement Plan (for retirees 65 years or older or those eligible for Medicare benefits). This change applied to all U.S. active employees and retirees. In June 2003, we announced the termination of the existing early retiree medical plan for retirees under age 65, effective December 31, 2005. In addition, we limited the amount of retiree’s life insurance after December 31, 2004. These modifications are accounted for prospectively. The impact of these changes is being amortized over the average remaining period to full eligibility of the related postretirement benefits.
During 2009, we amended one of our U.S. plans to eliminate the life insurance benefit for certain non-pooled participants.
The components of our consolidated net postretirement costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$—	$163	$—	$178	—	$183
Interest cost	685	1,074	583	1,064	497	1,024
Amortization of prior service credit	—	(193)	—	(201)	—	(199)
Plan amendment	—	—	—	—	—	1,170
Mark-to-market (gain) loss	(3,163)	1,121	(219)	1,538	60	551
	$(2,478)	$2,165	$364	$2,579	$557	$2,729

The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income are:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$193	$—	$201	$—	$199
Effect of exchange rates	—	(131)	—	49	—	(53)
Total recognized in other comprehensive income	$—	$62	$—	$250	$—	$146
Total recognized in net post retirement cost (benefit) and other comprehensive income	$(2,478)	$2,227	$364	$2,829	$557	$2,875

We estimate that in 2013 our postretirement costs will include amortization of $0.2 million of prior service credit from stockholders’ equity.
The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

	Postretirement Benefits at December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$14,475	$17,773	$14,316	$17,592
Service cost	—	178	—	183
Interest cost	583	1,064	497	1,024
Foreign currency exchange rates	—	(1,791)	—	(157)
Actuarial (gain) loss	(219)	1,625	60	541
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Plan amendment	—	—	—	1,170
Net benefit obligation at end of year	$14,316	$17,592	$13,506	$19,188
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	523	1,257	1,367	1,165
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status:	$(14,316)	$(17,592)	$(13,506)	$(19,188)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$2,354	$—	$2,208
Amounts recognized in the statement of financial position:
Current liabilities	$(1,512)	$(1,077)	$(1,394)	$(1,132)
Non-current liabilities	(12,803)	(16,515)	(12,112)	(18,056)
Net amount recognized	$(14,315)	$(17,592)	$(13,506)	$(19,188)

We annually re-evaluate assumptions and estimates used in projecting the postretirement liabilities and expenses. These assumptions and estimates may affect the carrying value of postretirement plan liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

	Postretirement Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.94%	4.44%
Health care cost trend on covered charges:
Initial	7.68%	7.52%
Ultimate	5.71%	5.94%
Years to ultimate	4	4

	Postretirement Benefit Costs At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	5.52%	4.94%
Health care cost trend on covered charges:
Initial	6.68%	7.68%
Ultimate	5.66%	5.71%
Years to ultimate	1	3

Assumed health care cost trend rates have a significant effect on the amounts reported for our postretirement benefits. A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	One Percentage Point Increase		One Percentage Point Decrease
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Effect on total service cost and interest cost components	$4	$137	$(2)	$(111)
Effect on benefit obligations	$145	$1,190	$(111)	$(979)

Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan’s liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA-rated corporate bonds.
The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$1,394	$1,132
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	1,394	1,132
2014	1,365	1,136
2015	1,303	1,138
2016	1,236	1,127
2017	1,139	1,149
2018-2022	4,239	5,941

Other Non-Qualified Benefit Plans
Since January 1, 1995, we have established various unfunded, non-qualified supplemental retirement and deferred compensation plans for certain eligible employees. We established benefits protection trusts (collectively, the “Trust”) to partially provide for the benefits of employees participating in these plans. As of December 31, 2011 and December 31, 2012, the Trust had assets of approximately $4.2 million and $4.3 million, respectively, which are included in other assets on the Consolidated Balance Sheets. These assets include 76,095 shares of common stock that we contributed to the Trust. These shares, if later sold, could be used for partial funding of our future obligations under certain of our compensation and benefit plans. The shares held in Trust are not considered outstanding for purposes of calculating earnings per share until they are committed to be sold or otherwise used for funding purposes.
Savings Plan
Our employee savings plan provides eligible employees the opportunity for long-term savings and investment. The plan allows employees to contribute up to 5% of pay as a basic contribution and an additional 45% of pay as supplemental contribution. For 2010, 2011, and 2012 we contributed on behalf of each participating employee, in units of a fund that invests entirely in our common stock, 100% on the first 3% contributed by the employee and 50% on the next 2% contributed by the employee. We contributed 175,530 shares in 2010, resulting in an expense of $2.7 million; 186,237 shares in 2011, resulting in an expense of $3.3 million; and 433,496 shares in 2012, resulting in an expense of $4.6 million.
Benefit Plans
The components of our consolidated net pension costs are set forth in the following table:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$426	$489
Interest cost	2,150	1,985
Expected return on plan assets	(2,195)	(1,706)
Amortization of prior service cost	6	6
Net cost	$387	$774

The components of our consolidated net postretirement costs are set forth in the following table:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$46	$28
Interest cost	381	331
Amortization of prior service benefit	(49)	(50)
Plan amendment	—	—
Net cost	$378	$309